Supplementary Information to Balance Sheets (Tables)	12 Months Ended
Mar. 31, 2013
Deferred Income Taxes and Other Current Assets

At March 31, 2013 and 2012, deferred income taxes and other current assets were comprised of the following:

	Millions of yen
	2013	2012
Prepaid expenses	¥8,923	¥8,601
Short-term loans receivable:
Affiliated companies	565	664
Other	33	1,144

Total	¥598	¥1,808

Deferred income taxes	55,591	44,825
Other	92,556	89,044

Total	¥157,668	¥144,278

Deferred Income Taxes and Other Current Liabilities

At March 31, 2013 and 2012, deferred income taxes and other current liabilities were comprised of the following:

	Millions of yen
	2013	2012
Accrued expenses	¥96,815	¥84,264
Advances received	32,324	49,180
Deferred income taxes	507	687
Other	102,479	97,643

Total	¥232,125	¥231,774